Cover	Jul. 21, 2026
Cover [Abstract]
Amendment Flag	false
Central Index Key	0001808220
Document Period End Date	Jul. 21, 2026
Registrant Name	GoHealth, Inc.
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39390
Entity Tax Identification Number	85-0563805
Entity Address, Address Line One	222 W Merchandise Mart Plaza, Suite 1750
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60654
City Area Code	(312)
Local Phone Number	386-8200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock,$0.0001 par value per share
Entity Emerging Growth Company	false